As filed with the Securities and Exchange Commission on December 7, 2000 Registration Nos.
333-14131
811-07859


                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549
                                  FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.                                    [ ]
Post-Effective Amendment No. 6                                 [X]


                                 and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 6                                                [X]


                   (Check appropriate box or boxes)

                           SEPARATE ACCOUNT B
                       (Exact Name of Registrant)

                      PACIFIC LIFE INSURANCE COMPANY
                           (Name of Depositor)

                        700 Newport Center Drive
                       Newport Beach, California 92660
             (Address of Depositor's Principal Executive Offices)

                             (949) 219-3743
            (Depositor's Telephone Number, including Area Code)

                             Diane N. Ledger
                              Vice President
                      Pacific Life Insurance Company
                         700 Newport Center Drive
                       Newport Beach, California 92660
             (Name and Address of Agent for Service of Process)

                    Copies of all communications to:

         Diane N. Ledger                     Jane A. Kanter, Esq.
    Pacific Life Insurance Company         Dechert Price & Rhoads
         P.O. Box 9000                      1775 Eye Street, N.W.
 Newport Beach, California  92658-9030    Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering ________________________

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on January 2, 2001 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate
Account under Pacific Select Variable Annuity II individual flexible premium deferred variable annuity contracts.

Filing Fee: None

                               PROSPECTUS

(Included in Post-Effective AMENDMENT No. 4 to the Registrant's Registration Statement on Form N-4, Accession No. 0000912057-00-019866, filed on April 27, 2000, and incorporated by reference herein.)

                     STATEMENT OF ADDITIONAL INFORMATION


(Included in Registrant's Form 497, File No. 333-14131, Accession No. 0000912057-00-002104 filed on October 2, 2000, and incorporated by reference herein.)

        SUPPLEMENT DATED JANUARY 2, 2001 TO PROSPECTUS DATED MAY 1, 2000
       FOR PACIFIC SELECT VARIABLE ANNUITY II, A VARIABLE ANNUITY CONTRACT
                    ISSUED BY PACIFIC LIFE INSURANCE COMPANY


This supplement changes the Prospectus to reflect the following, and restates information contained in a supplement dated October 2, 2000:


ELEVEN NEW VARIABLE INVESTMENT OPTIONS ARE AVAILABLE
--------------------------------------------------------------------------------
The following new Variable Investment Options are added to the list on page 1 of the Prospectus.

- Blue Chip                                 - Strategic Value
- Aggressive Growth                         - Focused 30
- Financial Services                        - Capital Opportunities
- Health Sciences                           - Mid-Cap Growth
- Technology                                - Global Growth
- Telecommunications


THE BOND AND INCOME INVESTMENT OPTION IS NO LONGER AVAILABLE
--------------------------------------------------------------------------------

The Bond and Income Variable Account terminated on September 22, 2000.

All references to the Bond and Income Investment Option, Portfolio, Subaccount or Variable Account in the Prospectus are removed.

Unless you instruct us otherwise, to the extent any outstanding instruction you have on file with us designates the Bond and Income Subaccount, the instruction will be deemed an instruction for the Managed Bond Subaccount. Instructions include, but are not limited to, instructions for Purchase Payment allocations, any transfer or exchange instructions, including instructions under the Portfolio Rebalancing, Dollar Cost Averaging, and Sweep Programs, and Partial Withdrawal instructions.


THE NEW ELEVEN VARIABLE ACCOUNTS ARE ADDED AS VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
The new eleven Variable Accounts invest in their corresponding Portfolios of the Fund. References to the 22 Variable Investment Options throughout the Prospectus are changed to refer to 31 Variable Investment Options or Subaccounts.


THE INTERNATIONAL VALUE PORTFOLIO HAS A NEW PORTFOLIO MANAGER
--------------------------------------------------------------------------------
Lazard Asset Management is the portfolio manager of the International Value Portfolio.


A PORTFOLIO MANAGER HAS CHANGED ITS NAME
--------------------------------------------------------------------------------
Mercury Asset Management UShas changed its name to Mercury Advisors.

AN OVERVIEW OF PACIFIC SELECT VARIABLE ANNUITY II-FEES AND EXPENSES PAID BY THE PACIFIC SELECT FUND: OTHER EXPENSES IS REPLACED
--------------------------------------------------------------------------------
The following replaces the OTHER EXPENSES Section on page 7 of the Prospectus:


OTHER EXPENSES
The table also shows the advisory fee and Fund expenses as an annual percentage of each Portfolio's average daily net assets for the year 2000, adjusted to reflect reduced custody fees. To help limit Fund expenses, effective July 1, 2000 we contractually agreed to waive all or part of our investment advisory fees or otherwise reimburse each Portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. For each Portfolio, our right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap and, except for Portfolios that started on or after October 2, 2000, that do not exceed the previously established 0.25% expense cap. Any amounts repaid to us will have the effect of increasing expenses of the Portfolio, but not above the 0.10% expense cap. There is no guarantee that we will continue to cap expenses after December 31, 2001. In 2000, Pacific Life reimbursed approximately $19,662 to the I-Net Tollkeeper Portfolio, $12,631 to the Strategic Value Portfolio, $4,849 to the Focused 30 Portfolio and $15,042 to the Small-Cap Index Portfolio.


--------------------------------------------------------------------------------------------------
                                      ADVISORY   OTHER      TOTAL      LESS ADVISER'S  TOTAL NET
PORTFOLIO                             FEE        EXPENSES   EXPENSES+  REIMBURSEMENT   EXPENSES
--------------------------------------------------------------------------------------------------
                                           AS AN ANNUAL % OF AVERAGE DAILY NET ASSETS
Blue Chip(1)                           0.95       0.06       1.01         --          1.01
Aggressive Growth(1)                   1.00       0.06       1.06         --          1.06
Aggressive Equity                      0.80       0.04       0.84         --          0.84
Emerging Markets(2)                    1.10       0.20       1.30         --          1.30
Diversified Research                   0.90       0.09       0.99         --          0.99
Small-Cap Equity(2)                    0.65       0.05       0.70         --          0.70
International Large-Cap(3)             1.05       0.14       1.19         --          1.19
Equity                                 0.65       0.04       0.69         --          0.69
I-Net Tollkeeper(2)                    1.50       0.13       1.63       (0.02)        1.61
Financial Services(1)                  1.10       0.15       1.25       (0.05)        1.20
Health Sciences(1)                     1.10       0.11       1.21       (0.01)        1.20
Technology(1)                          1.10       0.08       1.18         --          1.18
Telecommunications(1)                  1.10       0.08       1.18         --          1.18
Multi-Strategy                         0.65       0.04       0.69         --          0.69
Equity Income                          0.65       0.04       0.69         --          0.69
Strategic Value                        0.95       0.54       1.49       (0.44)        1.05
Growth LT                              0.75       0.04       0.79         --          0.79
Focused 30                             0.95       0.44       1.39       (0.34)        1.05
Mid-Cap Value                          0.85       0.04       0.89         --          0.89
International Value                    0.85       0.11       0.96         --          0.96
Capital Opportunities(1)               0.80       0.06       0.86         --          0.86
Mid-Cap Growth(1)                      0.90       0.06       0.96         --          0.96
Global Growth(1)                       1.10       0.19       1.29         --          1.29
Equity Index(2)                        0.25       0.04       0.29         --          0.29
Small-Cap Index(2)                     0.50       0.13       0.63       (0.02)        0.61
REIT                                   1.10       0.05       1.15         --          1.15
Government Securities(2)               0.60       0.05       0.65         --          0.65
Managed Bond(2)                        0.60       0.05       0.65         --          0.65
Money Market(2)                        0.34       0.04       0.38         --          0.38
High Yield Bond(2)                     0.60       0.04       0.64         --          0.64
Large-Cap Value                        0.85       0.05       0.90         --          0.90
--------------------------------------------------------------------------------------------------

(1) Expenses are estimated. There were no actual advisory fees or expenses for these Portfolios in 2000 because the Portfolios started after December
    31, 2000.

(2) Total adjusted net expenses for these Portfolios, after deduction of an offset for custodian credits were: 1.29% for Emerging Markets Portfolio, 0.69% for the Small-Cap Equity Portfolio, 1.18% for International Large-Cap Portfolio, 1.60% for I-Net Tollkeeper Portfolio, 0.28% for Equity Index Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Government Securities Portfolio, 0.64% for Managed Bond Portfolio, 0.37% for Money Market Portfolio, and 0.63% for High Yield Bond Portfolio.

+ The Fund has adopted a brokerage enhancement 12b 1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits, cash, or other compensation that may be used to help promote distribution of Fund shares. There are no fees or charges to any Portfolio under this plan, although the Fund's distributor may defray expenses of up to approximately $850,000 for the year 2000, which it might otherwise incur for distribution. If such defrayed amount were considered a Fund expense, it would represent approximately .0067% or less of any Portfolio's average daily net assets.

AN OVERVIEW OF PACIFIC SELECT VARIABLE ANNUITY II-EXAMPLES IS REPLACED
--------------------------------------------------------------------------------
The EXAMPLES on page 8 of the Prospectus is replaced with the following:

The following table shows the expenses you would pay on each $1,000 you invested if, at the end of each period, you: annuitized your Contract; surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

These examples assume the following:

-  the Contract Value starts at $35,000

-  the Investment Options have an annual return of 5%

- the Annual Fee is deducted for Contract Values less than $50,000, after deducting any outstanding loan and interest

- no Annual Fee is deducted for annuitized amounts or Contract Values of $50,000 or more.

THESE EXAMPLES DO NOT SHOW PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES IN ANY YEAR MAY BE MORE OR LESS THAN THOSE SHOWN HERE.

--------------------------------------------------------------------------------------------
                                                                       EXPENSES IF YOU DID
                                                                       NOT ANNUITIZE OR
                      EXPENSES IF YOU          EXPENSES IF YOU         SURRENDER, BUT LEFT
                      ANNUITIZED               SURRENDERED             THE MONEY IN YOUR
                      YOUR CONTRACT ($)        YOUR CONTRACT ($)       CONTRACT ($)
--------------------------------------------------------------------------------------------
Variable Account      1 yr 3 yr 5 yr 10 yr     1 yr 3 yr 5 yr 10 yr    1 yr 3 yr 5 yr 10 yr
--------------------------------------------------------------------------------------------
BLUE CHIP              88   78  132   282       88  123  141  282      25   78  132   282
--------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH      89   79  135   287       89  124  144  287      26   79  135   287
--------------------------------------------------------------------------------------------
AGGRESSIVE EQUITY      87   72  124   265       87  117  133  265      24   72  124   265
--------------------------------------------------------------------------------------------
EMERGING MARKETS       91   86  146   309       91  131  155  309      28   86  146   309
--------------------------------------------------------------------------------------------
DIVERSIFIED RESEARCH   88   77  131   280       88  122  140  280      25   77  131   280
--------------------------------------------------------------------------------------------
SMALL-CAP EQUITY       85   68  116   249       85  113  125  249      22   68  116   249
--------------------------------------------------------------------------------------------
INTERNATIONAL
LARGE-CAP              90   83  141   298       90  128  150  298      27   83  141   298
--------------------------------------------------------------------------------------------
EQUITY                 85   68  116   249       85  113  125  249      22   68  116   249
--------------------------------------------------------------------------------------------
I-NET TOLLKEEPER       94   95  162   338       94  140  171  338      31   95  162   338
--------------------------------------------------------------------------------------------
FINANCIAL SERVICES     90   83  142   300       90  128  151  300      27   83  142   300
--------------------------------------------------------------------------------------------
HEALTH SCIENCES        90   83  142   300       90  128  151  300      27   83  142   300
--------------------------------------------------------------------------------------------
TECHNOLOGY             90   83  141   298       90  128  150  298      27   83  141   298
--------------------------------------------------------------------------------------------
TELECOMMUNICATIONS     90   83  141   298       90  128  150  298      27   83  141   298
--------------------------------------------------------------------------------------------
MULTI-STRATEGY         85   68  116   249       85  113  125  249      22   68  116   249
--------------------------------------------------------------------------------------------
EQUITY INCOME          85   68  116   249       85  113  125  249      22   68  116   249
--------------------------------------------------------------------------------------------
STRATEGIC VALUE        89   79  134   286       89  124  143  286      26   79  134   286
--------------------------------------------------------------------------------------------
GROWTH LT              86   71  121   260       86  116  130  260      23   71  121   260
--------------------------------------------------------------------------------------------
FOCUSED 30             89   79  134   286       89  124  143  286      26   79  134   286
--------------------------------------------------------------------------------------------
MID-CAP VALUE          87   74  126   270       87  119  135  270      24   74  126   270
--------------------------------------------------------------------------------------------
INTERNATIONAL VALUE    88   76  130   277       88  121  139  277      25   76  130   277
--------------------------------------------------------------------------------------------
CAPITAL OPPORTUNITIES  87   73  125   267       87  118  134  267      24   73  125   267
--------------------------------------------------------------------------------------------
MID-CAP GROWTH         88   76  130   277       88  121  139  277      25   76  130   277
--------------------------------------------------------------------------------------------
GLOBAL GROWTH          91   86  146   309       91  131  155  309      28   86  146   309
--------------------------------------------------------------------------------------------
EQUITY INDEX           81   55   95   206       81  100  104  206      18   55   95   206

--------------------------------------------------------------------------------------------
                                                                       EXPENSES IF YOU DID
                                                                       NOT ANNUITIZE OR
                      EXPENSES IF YOU          EXPENSES IF YOU         SURRENDER, BUT LEFT
                      ANNUITIZED               SURRENDERED             THE MONEY IN YOUR
                      YOUR CONTRACT ($)        YOUR CONTRACT ($)       CONTRACT ($)
--------------------------------------------------------------------------------------------
Variable Account      1 yr 3 yr 5 yr 10 yr     1 yr 3 yr 5 yr 10 yr   1 yr  3 yr 5 yr 10 yr
--------------------------------------------------------------------------------------------
SMALL-CAP INDEX        84   65  112   240       84  110  121  240      21   65  112   240
--------------------------------------------------------------------------------------------
REIT                   90   82  139   295       90  127  148  295      27   82  139   295
--------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES  84   66  113   242       84  111  122  242      21   66  113   242
--------------------------------------------------------------------------------------------
MANAGED BOND           85   66  114   244       85  111  123  244      22   66  114   244
--------------------------------------------------------------------------------------------
MONEY MARKET           82   58  100   216       82  103  109  216      19   58  100   216
--------------------------------------------------------------------------------------------
HIGH YIELD BOND        84   66  113   243       84  111  122  243      21   66  113   243
--------------------------------------------------------------------------------------------
LARGE-CAP VALUE        87   74  127   271       87  119  136  271      24   74  127   271
--------------------------------------------------------------------------------------------

YOUR INVESTMENT OPTIONS: YOUR VARIABLE INVESTMENT OPTIONS IS AMENDED
--------------------------------------------------------------------------------
The chart on page 9 of the Prospectus YOUR INVESTMENT OPTIONS: YOUR VARIABLE INVESTMENT OPTIONS is amended to add the following:

                                                                          PRIMARY INVESTMENTS                        PORTFOLIO
PORTFOLIO                       OBJECTIVE                             (UNDER NORMAL CIRCUMSTANCES)                   MANAGER
-----------------------------------------------------------------------------------------------------------------------------------
Blue Chip                Long-term growth of capital.         Equity securities of "blue chip"                 AIM
                         Current income is of secondary       companies--typically large companies that
                         importance.                          are well established in their respective
                                                              industries.
-----------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth        Long-term growth of capital.         Equity securities of small- and medium-sized     AIM
                                                              growth companies.
-----------------------------------------------------------------------------------------------------------------------------------
Financial Services       Long-term growth of capital.         Equity securities in the financial services      INVESCO
                                                              sector. Such companies include banks,
                                                              insurance companies, brokerage firms and
                                                              other finance-related firms.
-----------------------------------------------------------------------------------------------------------------------------------
Health Sciences          Long-term growth of capital.         Equity securities in the health sciences         INVESCO
                                                              sector. Such as companies that develop,
                                                              produce or distribute products or services
                                                              related to health care.
-----------------------------------------------------------------------------------------------------------------------------------
Technology               Long-term growth of capital.         Equity securities in the technology sector.      INVESCO
                                                              Such companies include biotechnology,
                                                              communications, computers, electronics,
                                                              Internet telecommunications, networking,
                                                              robotics and video.
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications       High total return.                   Equity securities in the telecommunications      INVESCO
                                                              sector. Such as companies that offer
                                                              telephone service, wireless communications,
                                                              satellite communications, television and
                                                              movie programming, broadcasting and Internet
                                                              access.
-----------------------------------------------------------------------------------------------------------------------------------
Strategic Value          Long-term growth of capital.         Equity securities with potential for long-       Janus Capital
                                                              term growth of capital.                          Corporation
-----------------------------------------------------------------------------------------------------------------------------------
Focused 30               Long-term growth of capital.         Equity securities selected for their             Janus Capital
                                                              growth potential.                                Corporation
-----------------------------------------------------------------------------------------------------------------------------------
Capital Opportunities    Long-term growth of capital.         Equity securities with the potential for         MFS
                                                              long-term growth of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth           Long-term growth of capital.         Equity securities of medium-sized companies      MFS
                                                              believed to have above-average growth
                                                              potential.
-----------------------------------------------------------------------------------------------------------------------------------
Global Growth            Capital appreciation.                Equity securities of any size located            MFS
                                                              within and outside of the U.S.
-----------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION: TELEPHONE TRANSACTIONS IS CHANGED TO TELEPHONE AND ELECTRONIC TRANSACTIONS
--------------------------------------------------------------------------------
The following replaces TELEPHONE TRANSACTIONS on page 35 of the Prospectus:


TELEPHONE AND ELECTRONIC TRANSACTIONS
You are automatically entitled to make certain transactions by telephone or, to the extent available in early 2001, electronically. You may also authorize other people to make certain transaction requests by telephone or to the extent available electronically by so indicating on the application or by sending us instructions in writing in a form acceptable to us. We cannot guarantee that you or any other person you authorize will always be able to reach us to complete a telephone or electronic transaction; for example, all telephone lines or our web-site may be busy during certain periods, such as periods of substantial market fluctuations or other drastic economic or market change, or telephones or the internet may be out of service during severe weather conditions or other emergencies. Under these circumstances, you should submit your request in writing (or other form acceptable to us). Transaction instructions we receive by telephone or electronically before 4:00 p.m. Eastern time on any Business Day will usually be effective on that day, and we will provide you confirmation of each telephone or electronic transaction.


We have established procedures reasonably designed to confirm that instructions communicated by telephone or electronically are genuine. These procedures may require any person requesting a telephone or electronic transaction to provide certain personal identification upon our request. We may also record all or part of any telephone conversation with respect to transaction instructions. We reserve the right to deny any transaction request made by telephone or electronically. You are authorizing us to accept and to act upon instructions received by telephone or electronically with respect to your Contract, and you agree that, so long as we comply with our procedures, neither we, any of our affiliates, nor the Fund, or any of their directors, trustees, officers, employees or agents will be liable for any loss, liability, cost or expense (including attorneys' fees) in connection with requests that we believe to be genuine. This policy means that so long as we comply with our procedures, you will bear the risk of loss arising out of the telephone and electronic transaction privileges of your Contract. If a Contract has Joint Owners, each Owner may individually make transaction requests by telephone.


WE EXPECT TO MAKE THE ELECTRONIC TRANSACTION AND DELIVERY FEATURES AVAILABLE IN EARLY 2001. PLEASE ASK YOU REGISTERED REPRESENTATIVE FOR MORE INFORMATION


ELECTRONIC DELIVERY AUTHORIZATION
Subject to availability, you may authorize us to provide prospectuses, statements and other information ("documents") electronically by so indicating on the application, or by sending us instructions in writing in a form acceptable to us to receive such documents electronically. You must have internet access to use this service. While we impose no additional charge for this service, there may be potential costs associated with electronic delivery, such as on-line charges. Documents will be available on our Internet Web site. You may access and print all documents provided through this service. As documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the document. If our e-mail notification is returned to us as "undeliverable," we will contact you to obtain your updated e-mail address. If we are unable to obtain a valid e-mail address for you, we will send a paper copy by regular U.S. mail to your address of record. You may revoke your consent for electronic delivery at any time and we will resume providing you with a paper copy of all required documents; however, in order for us to be properly notified, your revocation must be given to us a reasonable time before electronic delivery has commenced. We will provide you with paper copies at any time upon request. Such request will not constitute revocation of your consent to receive required documents electronically.

PART C:  OTHER INFORMATION

   Item 24.  Financial Statements and Exhibits
             ---------------------------------

             (a)  Financial Statements

                  Part A: None

                  Part B:

                  (1)  Registrant's Financial Statements

                  Audited Financial Statements dated as of December 31, 1999 which are incorporated by reference from the 1999 Annual Report include the following for Separate Account B:

                       Statements of Assets and Liabilities
                       Statements of Operations
                       Statements of Changes in Net Assets
                       Notes to Financial Statements

                  (2)  Depositor's Financial Statements

                  Audited Consolidated Financial Statements dated as of December 31, 1999 and 1998 and for the three year period ended December 31, 1999, included in Part B include the following for Pacific Life:

                       Independent Auditor's Report
                       Consolidated Statements of Financial Condition Consolidated Statements of Operations
                       Consolidated Statements of Stockholder's Equity Consolidated Statements of Cash Flows
                       Notes to Consolidated Financial Statements

             (b)  Exhibits

                  1.  (a)  Resolution of the Board of Directors of the Depositor
                           authorizing establishment of Separate Accounts and Memorandum establishing Separate Account B. /1/

                      (b)  Resolution of the Board of Directors of Pacific
                           Life Insurance Company authorizing conformity to the terms of the current Bylaws. /3/

                  2.       Not applicable

                  3.  (a)  Distribution and Wholesaling Agreement between
                           Pacific Mutual Life and Pacific Equities Network ("PEN") (Now named Pacific Mutual Distributors, Inc. ("PMD") /1/

                      (b) Form of Selling Agreement between Pacific Mutual Life, PMD and Various Broker-Dealers /2/

                  4.  (a)  Form of Individual Flexible Premium Variable
                           Accumulation Deferred Annuity Contract, Form 90-53/2/

                      (b)  Qualified Plan Loan Endorsement /1/

                      (c)  Individual Retirement Annuity Rider (Form No.
                           20-13900)

                      (d)  Qualified Pension Plan Rider /1/

                      (e)  403(b) Tax Sheltered Annuity Rider /1/

                      (f)  Section 457 Plan Rider /1/



                      (g) Roth Individual Retirement Annuity Rider (R-RIRA 198) /3/


                      (h) Simple Individual Retirement Annuity Rider (Form No. 20-13400)

                  5.  (a)  Application Form for Individual Flexible Premium
                           Deferred Variable Annuity Contract /3/

                      (b)  Application/Confirmation Form /4/

                  6.  (a)  Articles of Incorporation of Pacific Life /3/

                      (b)  By-laws of Pacific Life /3/

                  7.  Not applicable

                  8.  Fund Participation Agreement /4/

                  9. Opinion and Consent of legal officer of Pacific Mutual as to the legality of Contracts being registered /1/

                 10.  (a)  Independent Auditors' Consent /4/

                      (b)  Consent of Dechert Price & Rhoads /1/

                 11.  Not applicable

                 12.  Not applicable

                 13.  Performance Calculations /4/

                 14.  Not applicable

                 15.  Powers of Attorney /4/

                 16.  Not applicable

/1/ Included in Registrant's Form Type N-4 EL, File No. 333-14131, Accession No. 0000950150-96-001122 filed on October 15, 1996 and incorporated by reference herein.

/2/ Included in Registrant's Form Type N-4/B, File No. 333-14131, Accession No. 0000950150-97-000477 filed on April 1, 1997 and incorporated by reference herein.

/3/ Included in Registrant's Form Type N-4/B, File No. 333-14131, Accession No. 0000950150-98-000694 filed on April 30, 1998 and incorporated by reference herein.

/4/ Included in Registrant's Form Type N-4/B, File No. 333-14131, Accession No. 0000912057-00-019866 filed on April 27, 2000 and incorporated by reference herein.

Item 25.  Directors and Officers of Pacific Life
          --------------------------------------

                             Positions and Offices
Name and Address             with Pacific Life
----------------             ---------------------

Thomas C. Sutton             Director, Chairman of the Board, and
                             Chief Executive Officer

Glenn S. Schafer             Director and President

Khanh T. Tran                Director, Senior Vice President and Chief Financial
                             Officer

David R. Carmichael          Director, Senior Vice President and General
                             Counsel

Audrey L. Milfs              Director, Vice President and Corporate
                             Secretary

Edward R. Byrd               Vice President and Controller

Brian D. Klemens             Vice President and Treasurer

Gerald W. Robinson           Executive Vice President

------------------------------------

The address for each of the persons listed above is as follows:

          700 Newport Center Drive
          Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account B

          The following is an explanation of the organization chart of Pacific Life's subsidiaries:

              PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
                                LEGAL STRUCTURE

          Pacific Life is a California Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 99% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Pacific Life is the parent company of Pacific Asset Management LLC (a Delaware Limited Liability Company), Pacific Life & Annuity Company, formerly known as PM Group Life Insurance Company (an Arizona Stock Life Insurance Company), Pacific Select Distributors, Inc. (formerly known as Pacific Mutual Distributors, Inc.), and World-Wide Holdings Limited (a United Kingdom Corporation). Pacific Life also has a 40% ownership of American Maturity Life Insurance Company (a Connecticut Stock Life Insurance Company), a 50% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company and a 95% ownership of Grayhawk Golf Holdings, LLC). A subsidiary of Pacific Mezzanine Associates, L.L.C. is Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Asset Management LLC are PMRealty Advisors Inc. and Pacific Financial Products Inc. (a Delaware Corporation). Pacific Asset Management LLC has an approximate 30% beneficial economic interest in PIMCO Advisors L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc. include:
          Associated Financial Group, Inc.; Mutual Service Corporation (a Michigan Corporation), along with its subsidiaries Advisors' Mutual Service Center, Inc. (a Michigan Corporation) and Titan Value Equities Group, Inc.; and United Planners' Group, Inc. (an Arizona Corporation), along with its subsidiary United Planners' Financial Services of America (an Arizona Limited Partnership). Subsidiaries of World-Wide Holdings Limited include: World-Wide Reassurance Company Limited (a United Kingdom Corporation) and World-Wide Reassurance Company (BVI) Limited (a British Virgin Islands Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 27.  Number of Contractholders
          -------------------------


          Approximately        387 Qualified
                               900 Non Qualified

Item 28.  Indemnification
          ---------------

      (a) The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. ("PSD", formerly known as Pacific Mutual Distributors, Inc.) provides substantially as follows:

          Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account.
          Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

          PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement of representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

      (b) The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. ("PSD", formerly known as Pacific Mutual Distributors, Inc.) and Various Broker-Dealers provides substantially as follows:

          Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the "Fund") filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement.

          Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 29.  Principal Underwriters
          ----------------------
      (a) PSD (formerly PMD) also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Exec Separate Account,
          Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Separate Account A and Pacific Select Fund.

      (b) For information regarding PSD (formerly PMD), reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

          (c) PSD (formerly PMD) retains no compensation or net discounts or commissions from the Registrant.

Item 30.  Location of Accounts and Records
          --------------------------------

              The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31.  Management Services
          -------------------

          Not applicable

Item 32.  Undertakings
          ------------

          The registrant hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

          (b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the prospectus.

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations
--------------------------

          (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref.
              No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

          (b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program and the provisions of paragraphs (a)-(d) of the Rule have been complied with.

          (c) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract ("Contract") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 7th day of December 2000.

                               SEPARATE ACCOUNT B
                                  (Registrant)
                    BY:  PACIFIC LIFE INSURANCE COMPANY

                    BY:
                         ----------------------------------------------
                         Thomas C. Sutton*
                         Chairman and Chief Executive Officer

                    BY:  PACIFIC LIFE INSURANCE COMPANY
                                  (Depositor)

                    BY:
                         ----------------------------------------------
                         Thomas C. Sutton*
                         Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signature                                Title                              Date
-------------------------    Director, Chairman of the Board         December 7, 2000
Thomas C. Sutton*            and Chief Executive Officer

-------------------------    Director and President                  December 7, 2000
Glenn S. Schafer*

-------------------------    Director, Senior Vice President         December 7, 2000
Khanh T. Tran*               and Chief Financial Officer

-------------------------    Director, Senior Vice President         December 7, 2000
David R. Carmichael*         and General Counsel

-------------------------    Director, Vice President and            December 7, 2000
Audrey L. Milfs*             Corporate Secretary

-------------------------    Vice President and Controller           December 7, 2000
Edward R. Byrd*

-------------------------    Vice President and Treasurer            December 7, 2000
Brian D. Klemens*

-------------------------    Executive Vice President                December 7, 2000
Gerald W. Robinson*

*BY:  /s/ DAVID R. CARMICHAEL                                        December 7, 2000
      David R. Carmichael
      as attorney-in-fact


(Powers of Attorney are contained in Post-Effective Amendment No. 4 of the Registration Statement filed on April 27, 2000 on Form N-4/B for Separate Account B, File No. 333-14131, Accession No.
0000912057-00-019866, as Exhibit 15.)